UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05133)

Exact name of registrant as specified in charter:	Putnam High Income Securities Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2014

Date of reporting period:	November 30, 2013

Item 1. Schedule of Investments:

Putnam High Income Securities Fund

The fund's portfolio
11/30/13 (Unaudited)

CORPORATE BONDS AND NOTES (40.0%)(a)
			Principal amount	Value

Basic materials (3.1%)

Ainsworth Lumber Co., Ltd. 144A sr. notes 7 1/2s, 2017 (Canada)			$36,000	$38,884

ArcelorMittal sr. unsec. bonds 10.35s, 2019 (France)			115,000	145,478

ArcelorMittal sr. unsec. unsub. notes 7 1/2s, 2039 (France)			90,000	87,750

Ashland, Inc. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			155,000	147,638

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018			193,000	207,716

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			120,000	125,400

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			65,000	62,319

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			140,000	149,450

CPG Merger Sub LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2021			70,000	72,975

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)			35,000	34,657

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			160,000	169,600

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)			75,000	83,813

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			150,000	158,625

FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6 7/8s, 2022 (Australia)			50,000	54,000

FQM Akubra, Inc. 144A company guaranty sr. unsec. notes 7 1/2s, 2021 (Canada)			25,000	26,125

Graphic Packaging International, Inc. company guaranty sr. unsec. notes 4 3/4s, 2021			110,000	108,350

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			165,000	174,900

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020			140,000	167,300

Hexion U.S. Finance Corp. company guaranty sr. notes 6 5/8s, 2020			70,000	71,313

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty notes 9s, 2020			65,000	64,106

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			135,000	140,231

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			160,000	179,200

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2020			25,000	27,625

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			105,000	103,425

IAMGOLD Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)			100,000	88,750

INEOS Group Holdings, Ltd. company guaranty sr. unsec. notes Ser. REGS, 7 7/8s, 2016 (Luxembourg)		EUR	70,734	96,940

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			$160,000	183,600

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			55,000	60,775

Momentive Performance Materials, Inc. company guaranty sr. notes 10s, 2020			30,000	31,275

Momentive Performance Materials, Inc. company guaranty sr. notes 8 7/8s, 2020			5,000	5,250

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)			65,000	67,275

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			35,000	34,507

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			180,000	201,600

Nufarm Australia, Ltd. 144A company guaranty sr. notes 6 3/8s, 2019 (Australia)			35,000	36,138

PQ Corp. 144A sr. notes 8 3/4s, 2018			80,000	87,200

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			85,000	95,625

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017			85,000	89,463

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			75,000	81,375

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			65,000	63,213

Smurfit Kappa Treasury company guaranty sr. unsec. unsub. debs 7 1/2s, 2025 (Ireland)			60,000	65,550

Steel Dynamics, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			100,000	108,750

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			20,000	21,750

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2019			25,000	27,125

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			10,000	9,925

Taminco Global Chemical Corp. 144A sr. notes 9 3/4s, 2020 (Belgium)			135,000	153,563

TMS International Corp. 144A company guaranty sr. unsec. notes 7 5/8s, 2021			30,000	31,650

Tronox Finance, LLC company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			85,000	85,106

USG Corp. sr. unsec. notes 9 3/4s, 2018			80,000	93,600

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			20,000	20,750

Weekley Homes, LLC/Weekley Finance Corp. 144A sr. unsec. notes 6s, 2023			110,000	105,600

				4,547,235
Capital goods (2.7%)

ADS Waste Holdings, Inc. 144A sr. notes 8 1/4s, 2020			175,000	185,063

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			270,000	303,750

B/E Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020			35,000	38,500

B/E Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022			80,000	82,000

Berry Plastics Corp. company guaranty notes 9 1/2s, 2018			70,000	75,600

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021			130,000	151,288

Beverage Packaging Holdings Luxembourg II SA company guaranty sr. sub. notes Ser. REGS, 9 1/2s, 2017		EUR	65,000	91,669

BOE Merger Corp. 144A sr. unsec. notes 9 1/2s, 2017(PIK)			$125,000	132,500

Bombardier, Inc. 144A sr. notes 6 1/8s, 2023 (Canada)			65,000	64,675

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)			50,000	56,875

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			145,000	158,413

Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 144A company guaranty sr. unsec. notes 10 1/8s, 2020			15,000	16,106

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4 1/2s, 2023			100,000	92,750

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023			55,000	57,063

Exide Technologies sr. notes 8 5/8s, 2018 (In default)(NON)			110,000	81,950

GrafTech International, Ltd. company guaranty sr. unsec. notes 6 3/8s, 2020			105,000	106,313

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017			85,000	92,013

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			185,000	237,119

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			110,000	111,100

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			180,000	171,000

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018			160,000	167,200

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017			100,000	106,000

Rexel SA 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2019 (France)			200,000	207,500

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020			60,000	61,500

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9s, 2019			120,000	128,400

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8 1/4s, 2021 (New Zealand)			205,000	215,763

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2018			50,000	53,750

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			100,000	109,500

Terex Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			25,000	26,563

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			155,000	160,038

Thermadyne Holdings Corp. company guaranty sr. notes 9s, 2017			145,000	155,150

Titan International, Inc. 144A company guaranty sr. bonds 6 7/8s, 2020			55,000	56,788

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021			25,000	26,875

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018			140,000	150,500

Triumph Group, Inc. unsec. sub. FRN notes 4 7/8s, 2021			90,000	87,075

WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2021			25,000	25,125

				4,043,474
Communication services (5.1%)

Adelphia Communications Corp. escrow bonds zero %, 2014			20,000	150

Adelphia Communications Corp. escrow bonds zero %, 2014			235,000	1,763

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			140,000	162,050

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			35,000	39,025

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			40,000	44,800

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			145,000	151,525

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			115,000	108,963

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			70,000	76,125

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2022			35,000	36,400

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 5 1/8s, 2023			125,000	117,188

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			115,000	121,469

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023			90,000	92,025

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			25,000	25,438

Cincinnati Bell, Inc. company guaranty sr. unsec. notes 8 3/8s, 2020			20,000	21,600

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019			45,000	48,731

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023			175,000	172,813

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			65,000	70,200

CyrusOne LP/CyrusOne Finance Corp. company guaranty sr. unsec. notes 6 3/8s, 2022			35,000	35,875

Digicel Group, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Jamaica)			200,000	209,000

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			165,000	171,806

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			120,000	138,900

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			185,000	199,338

Equinix, Inc. sr. unsec. notes 7s, 2021			60,000	65,700

Frontier Communications Corp. sr. unsec. notes 9 1/4s, 2021			30,000	35,250

Frontier Communications Corp. sr. unsec. notes 8 1/2s, 2020			15,000	17,175

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			125,000	144,375

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			30,000	31,088

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			130,000	139,425

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021			145,000	159,863

Intelsat Jackson Holdings SA company guaranty sr. unsec. bonds 6 5/8s, 2022 (Bermuda)			50,000	51,000

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			95,000	104,381

Intelsat Luxembourg SA 144A company guaranty sr. unsec. notes 8 1/8s, 2023 (Luxembourg)			215,000	226,825

Intelsat Luxembourg SA 144A sr. unsec. notes 7 3/4s, 2021 (Luxembourg)			375,000	392,813

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 3/8s, 2019			80,000	89,400

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			85,000	95,200

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			20,000	21,900

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 7s, 2020			100,000	106,000

Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			40,000	40,600

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. unsub. notes 7 1/4s, 2022			85,000	90,525

MetroPCS Wireless, Inc. 144A company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			145,000	149,350

MetroPCS Wireless, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			65,000	67,600

NII International Telecom Sarl 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)			130,000	93,600

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			160,000	178,800

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			80,000	77,600

Quebecor Media, Inc. 144A sr. unsec. notes 7 3/8s, 2021 (Canada)		CAD	75,000	75,854

Qwest Corp. sr. unsec. notes 7 1/2s, 2014			$90,000	94,692

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			115,000	125,395

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			65,000	69,342

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019			36,000	38,880

SBA Telecommunications, Inc. notes 5 3/4s, 2020			35,000	36,488

Sprint Capital Corp. company guaranty 6 7/8s, 2028			260,000	247,000

Sprint Communications, Inc. sr. unsec. unsub. notes 8 3/8s, 2017			115,000	133,400

Sprint Communications, Inc. sr. unsec. unsub. notes 7s, 2020			60,000	64,650

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018			225,000	271,969

Sprint Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2023			220,000	240,900

Sprint Corp. 144A company guaranty sr. unsec. notes 7 1/4s, 2021			265,000	286,863

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836s, 2023			20,000	20,700

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633s, 2021			45,000	47,250

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			30,000	30,600

T-Mobile USA, Inc. 144A sr. unsec. notes 5 1/4s, 2018			45,000	46,913

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 6 7/8s, 2021 (Canada)		CAD	75,000	76,448

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			$195,000	191,100

West Corp. company guaranty sr. unsec. notes 8 5/8s, 2018			90,000	97,988

West Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			65,000	70,281

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			275,000	305,938

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 1/4s, 2018 (Luxembourg)			80,000	84,000

Wind Acquisition Holdings Finance SA 144A company guaranty sr. notes 12 1/4s, 2017 (Luxembourg)(PIK)			153,063	158,038

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			65,000	74,588

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			170,000	181,475

Windstream Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2023			55,000	52,525

				7,546,931
Consumer cyclicals (8.6%)

Academy, Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			15,000	16,650

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			130,000	148,525

American Media, Inc. 144A notes 13 1/2s, 2018			18,955	20,377

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			40,000	46,000

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			35,000	37,625

Beazer Homes USA, Inc. company guaranty sr. notes 6 5/8s, 2018			90,000	96,750

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 8 1/8s, 2016			60,000	66,600

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 7 1/4s, 2023			50,000	49,000

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			60,000	60,000

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			20,000	20,050

Boyd Gaming Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			60,000	65,100

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			130,000	135,525

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			85,000	84,281

Building Materials Corp. 144A company guaranty sr. notes 7 1/2s, 2020			100,000	108,000

Building Materials Corp. 144A sr. notes 7s, 2020			45,000	48,375

Building Materials Corp. 144A sr. notes 6 7/8s, 2018			50,000	53,375

Building Materials Corp. 144A sr. notes 6 3/4s, 2021			45,000	48,488

Burlington Coat Factory Warehouse Corp. company guaranty sr. unsec. notes 10s, 2019			150,000	168,188

Burlington Holdings, LLC/Burlington Holding Finance, Inc. 144A sr. unsec. notes 9s, 2018(PIK)			15,000	15,450

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 9s, 2020			220,000	213,950

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 8 1/2s, 2020			90,000	86,625

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			145,000	147,538

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019			80,000	83,800

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			20,000	21,800

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			60,000	58,800

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			36,350	36,577

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			85,000	85,638

Ceridian Corp. 144A sr. notes 8 7/8s, 2019			65,000	75,075

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021			125,000	144,375

Chinos Intermediate Holdings A, Inc. 144A sr. unsec. notes 7 3/4s, 2019(PIK)			50,000	50,500

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021			200,000	227,500

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			30,000	28,913

Cinemark USA, Inc. company guaranty sr. unsec. notes 4 7/8s, 2023			15,000	14,063

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			60,000	65,550

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021			120,000	121,200

Clear Channel Communications, Inc. company guaranty sr. unsec. unsub. notes 9s, 2019			255,000	260,100

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			295,000	310,488

Clear Channel Worldwide Holdings, Inc. sr. unsec. notes 6 1/2s, 2022			225,000	232,313

CST Brands, Inc. 144A company guaranty sr. unsec. notes 5s, 2023			145,000	139,563

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			95,000	99,988

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			130,000	138,775

Entercom Radio, LLC company guaranty sr. unsec. sub. notes 10 1/2s, 2019			110,000	125,125

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)			72,000	76,680

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			165,000	176,550

FelCor Lodging LP company guaranty sr. notes 5 5/8s, 2023(R)			30,000	29,250

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 5 1/8s, 2020			60,000	61,200

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 5 1/8s, 2019			15,000	15,431

Garda World Security Corp. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021 (Canada)			145,000	145,546

General Motors Co. 144A sr. unsec. notes 6 1/4s, 2043			30,000	30,450

General Motors Financial Co., Inc. 144A sr. unsec. notes 4 1/4s, 2023			45,000	42,863

Gibson Brands, Inc. 144A sr. unsec. notes 8 7/8s, 2018			70,000	71,575

GLP Capital LP/GLP Financing II, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2020			110,000	109,725

GLP Capital LP/GLP Financing II, Inc. 144A company guaranty sr. unsec. notes 4 3/8s, 2018			40,000	40,800

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			75,000	78,938

Gray Television, Inc. 144A company guaranty sr. unsec. notes 7 1/2s, 2020			60,000	63,150

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	155,000	150,285

Griffey Intermediate, Inc. / Griffey Finance Sub LLC 144A sr. notes 7s, 2020			$115,000	89,700

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			85,000	92,863

Hanesbrands, Inc. sr. unsec. notes 8s, 2016			37,000	38,573

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021			110,000	113,575

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			150,000	153,375

Interactive Data Corp. company guaranty sr. unsec. notes 10 1/4s, 2018			95,000	104,263

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			65,000	63,050

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020			75,000	79,875

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			90,000	96,300

Jeld-Wen, Inc. 144A sr. notes 12 1/4s, 2017			125,000	142,188

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			45,000	47,025

K Hovnanian Enterprises, Inc. 144A sr. notes 7 1/4s, 2020			70,000	73,850

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			130,000	143,000

L Brands, Inc. sr. notes 5 5/8s, 2022			50,000	51,250

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			75,000	77,344

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			220,000	229,350

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			40,000	37,100

LIN Television Corp. company guaranty sr. unsec. notes 6 3/8s, 2021			40,000	41,050

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			210,000	226,800

Masonite International Corp., 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)			130,000	142,513

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			90,000	88,200

MGM Resorts International company guaranty sr. unsec. notes 7 5/8s, 2017			185,000	209,975

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016			100,000	110,500

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			75,000	80,625

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019			70,000	82,425

MGM Resorts International company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			65,000	72,475

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			25,000	26,313

Michaels FinCo Holdings, LLC/Michaels FinCo, Inc. 144A sr. unsec. notes 7 1/2s, 2018(PIK)			90,000	93,150

Michaels Stores, Inc. company guaranty notes 11 3/8s, 2016			147,000	150,676

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019			292,907	325,127

Navistar International Corp. sr. notes 8 1/4s, 2021			189,000	193,725

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019			140,000	145,250

Neiman Marcus Group, Inc. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)			110,000	113,300

Neiman Marcus Group, Inc. 144A company guaranty sr. unsec. notes 8s, 2021			60,000	61,650

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028			140,000	138,250

Nexstar Broadcasting, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2020			155,000	163,913

Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5 1/2s, 2021 (Luxembourg)			110,000	113,300

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 4 1/2s, 2020			50,000	48,625

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			140,000	154,350

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			35,000	38,675

Owens Corning company guaranty sr. unsec. notes 9s, 2019			38,000	47,168

Penn National Gaming, Inc. 144A sr. unsec. notes 5 7/8s, 2021			70,000	68,775

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			95,000	95,950

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			65,000	69,875

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017(PIK)			60,000	61,500

Pulte Group, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			140,000	161,700

Pulte Group, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			75,000	77,250

Quiksilver, Inc./QS Wholesale, Inc. company guaranty sr. unsec. notes 10s, 2020			10,000	11,100

Quiksilver, Inc./QS Wholesale, Inc. 144A company guaranty sr. unsec. notes 7 7/8s, 2018			10,000	10,750

Realogy Corp. 144A company guaranty sr. notes 7 7/8s, 2019			35,000	38,238

Realogy Corp. 144A company guaranty sr. notes 7 5/8s, 2020			25,000	27,938

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2025			45,000	42,525

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023			90,000	88,425

Rent-A-Center, Inc./TX company guaranty sr. unsec. notes 4 3/4s, 2021			75,000	70,313

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			79,000	86,110

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			135,000	136,013

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			200,000	223,750

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			100,000	110,500

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 5 3/8s, 2021			70,000	68,950

Sinclair Television Group, Inc. sr. unsec. notes 6 1/8s, 2022			45,000	45,619

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2021			80,000	82,200

Sirius XM Holdings, Inc. 144A sr. unsec. bonds 5 7/8s, 2020			290,000	297,975

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			180,000	176,400

Spectrum Brands Escrow Corp. 144A sr. unsec. notes 6 5/8s, 2022			5,000	5,300

Spectrum Brands Escrow Corp. 144A sr. unsec. notes 6 3/8s, 2020			10,000	10,638

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2020			95,000	101,888

Standard Pacific Corp. company guaranty sr. unsec. notes 6 1/4s, 2021			45,000	46,125

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			50,000	47,375

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			21,000	22,995

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			45,000	43,425

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A sr. notes 7 3/4s, 2020			119,000	130,305

Townsquare Radio, LLC/Townsquare Radio, Inc. 144A company guaranty sr. unsec. notes 9s, 2019			65,000	69,875

Travelport, LLC company guaranty sr. unsec. sub. notes 11 7/8s, 2016			120,000	121,500

Travelport, LLC/Travelport Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 13 7/8s, 2016(PIK)			217,529	229,493

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021			30,000	30,900

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			165,000	182,738

Univision Communications, Inc. 144A sr. notes 7 7/8s, 2020			115,000	127,938

				12,872,125
Consumer staples (2.5%)

Affinion Group, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			135,000	124,200

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015			50,000	51,500

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			50,000	53,625

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			35,000	40,950

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			45,000	43,763

B&G Foods, Inc. company guaranty sr. unsec. notes 4 5/8s, 2021			60,000	57,150

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			75,000	83,531

Carrols Restaurant Group, Inc. company guaranty sr. notes 11 1/4s, 2018			30,000	34,200

Claire's Stores, Inc. company guaranty sr. notes 8 7/8s, 2019			120,000	131,100

Claire's Stores, Inc. 144A company guaranty sr. notes 6 1/8s, 2020			30,000	30,375

Claire's Stores, Inc. 144A sr. notes 9s, 2019			140,000	156,625

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			95,000	89,300

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			145,000	165,119

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			50,000	53,438

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			30,000	28,275

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			25,000	24,438

Dave & Buster's, Inc. company guaranty sr. unsec. unsub. notes 11s, 2018			130,000	143,326

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			95,000	106,400

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			235,000	260,850

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			105,000	114,581

Hawk Acquisition Sub, Inc. 144A sr. notes 4 1/4s, 2020			270,000	259,875

Hertz Corp. (The) company guaranty sr. unsec. notes 7 1/2s, 2018			45,000	48,656

Hertz Corp. (The) company guaranty sr. unsec. notes 6 1/4s, 2022			60,000	62,400

Hertz Corp. (The) company guaranty sr. unsec. notes 5 7/8s, 2020			50,000	51,875

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			40,000	43,200

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			35,000	36,313

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			135,000	141,075

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			65,000	69,225

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020			150,000	163,500

Libbey Glass, Inc. company guaranty sr. notes 6 7/8s, 2020			148,000	157,990

Post Holdings, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			50,000	53,000

Post Holdings, Inc. 144A sr. unsec. unsub. notes 7 3/8s, 2022			10,000	10,600

Prestige Brands, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018			135,000	143,100

Revlon Consumer Products Corp. 144A company guaranty sr. unsec. notes 5 3/4s, 2021			140,000	138,775

Rite Aid Corp. company guaranty sr. notes 10 1/4s, 2019			40,000	45,000

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2020			225,000	259,594

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			35,000	39,200

RSC Equipment Rental, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			35,000	39,813

Smithfield Foods, Inc. sr. unsec. unsub. notes 6 5/8s, 2022			90,000	95,175

Sun Merger Sub, Inc. 144A company guaranty sr. unsec. sub. notes 5 7/8s, 2021			25,000	25,625

Sun Merger Sub, Inc. 144A sr. unsec. notes 5 1/4s, 2018			15,000	15,638

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			30,000	33,600

Wells Enterprises, Inc. 144A sr. notes 6 3/4s, 2020			30,000	30,750

				3,756,725
Energy (5.7%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			45,000	48,150

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			35,000	37,538

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			265,000	259,038

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			95,000	81,225

Antero Resources Finance Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2021			90,000	90,900

Athlon Holdings LP/Athlon Finance Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2021			196,000	205,800

Atwood Oceanics, Inc. sr. unsec. unsub. notes 6 1/2s, 2020			60,000	64,500

Aurora USA Oil & Gas Inc., 144A sr. notes 9 7/8s, 2017			90,000	96,188

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			80,000	81,000

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			225,000	244,406

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			85,000	96,900

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			125,000	137,188

Chesapeake Energy Corp. company guaranty sr. unsec. notes 9 1/2s, 2015			85,000	92,650

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			30,000	31,050

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2019			115,000	120,175

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			120,000	129,600

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			65,000	66,056

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			50,000	50,875

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)			105,000	74,550

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			205,000	222,938

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017			130,000	137,475

Continental Resources, Inc. company guaranty sr. unsec. notes 5s, 2022			205,000	211,150

Continental Resources, Inc. company guaranty sr. unsec. notes 4 1/2s, 2023			45,000	44,550

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 8 7/8s, 2018			230,000	242,650

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020			95,000	104,500

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			65,000	69,225

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			165,000	160,875

Forbes Energy Services Ltd. company guaranty sr. unsec. notes 9s, 2019			80,000	79,000

Forum Energy Technologies, Inc. 144A sr. unsec. notes 6 1/4s, 2021			115,000	119,888

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			215,000	225,750

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2020			105,000	112,350

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			40,000	42,400

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			265,000	268,975

Hercules Offshore, Inc. 144A company guaranty sr. notes 7 1/8s, 2017			10,000	10,650

Hercules Offshore, Inc. 144A company guaranty sr. unsec. notes 7 1/2s, 2021			40,000	41,900

Hercules Offshore, Inc. 144A sr. unsec. notes 8 3/4s, 2021			45,000	49,613

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			90,000	95,850

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			135,000	138,038

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			175,000	193,813

Kodiak Oil & Gas Corp. 144A sr. unsec. unsub. notes 5 1/2s, 2022			25,000	25,000

Laredo Petroleum, Inc. company guaranty sr. unsec. unsub. notes 9 1/2s, 2019			160,000	178,400

Linn Energy LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2019			115,000	115,863

Linn Energy LLC/Linn Energy Finance Corp. 144A company guaranty sr. unsec. notes 7s, 2019			120,000	119,400

Lone Pine Resources Canada, Ltd. company guaranty sr. unsec. notes 10 3/8s, 2017 (Canada) (In default)(NON)			45,000	26,100

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			75,000	78,000

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (Canada)			55,000	55,550

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)			120,000	90,000

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			95,000	99,038

Newfield Exploration Co. sr. unsec. sub. notes 7 1/8s, 2018			90,000	93,600

Northern Oil and Gas, Inc. company guaranty sr. unsec. notes 8s, 2020			115,000	120,463

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			65,000	70,200

Oasis Petroleum, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			95,000	102,125

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			220,000	239,248

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			90,000	92,700

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			90,000	101,475

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6s, 2018			85,000	90,313

PetroBakken Energy, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			190,000	189,050

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022			175,000	191,204

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			50,000	54,250

Range Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2022			45,000	44,213

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			135,000	145,125

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 5/8s, 2021			60,000	60,225

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016			185,000	209,050

Sabine Pass LNG LP company guaranty sr. notes 6 1/2s, 2020			45,000	46,575

Samson Investment Co. 144A sr. unsec. notes 10 1/2s, 2020			245,000	264,906

SandRidge Energy, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2021			30,000	31,425

Seven Generations Energy Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)			40,000	42,904

Shelf Drilling Holdings Ltd. 144A sr. notes 8 5/8s, 2018			100,000	107,500

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			55,000	58,300

SM Energy Co. sr. unsec. notes 6 1/2s, 2021			50,000	53,500

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			20,000	21,400

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)			30,000	30,300

Trinidad Drilling, Ltd. 144A sr. unsec. notes 7 7/8s, 2019 (Canada)			25,000	26,563

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			95,000	99,513

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			65,000	67,438

Whiting Petroleum Corp. 144A company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			165,000	170,363

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021			71,000	84,008

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			65,000	65,325

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017			145,000	155,150

				8,495,141
Financials (4.5%)

A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub., LLC 144A sr. unsec. notes 7 7/8s, 2020			115,000	119,888

Air Lease Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2020			50,000	51,688

Air Lease Corp. sr. unsec. notes 5 5/8s, 2017			40,000	43,900

Allegion US Holding Co., Inc. 144A company guaranty sr. unsec. notes 5 3/4s, 2021			50,000	51,875

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			90,000	100,688

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.3s, 2015			65,000	70,200

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020			60,000	72,000

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			65,000	76,213

Ally Financial, Inc. unsec. sub. notes 8s, 2018			65,000	77,350

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2068			100,000	120,050

BBVA International Preferred SAU bank guaranty jr. unsec. sub. FRN notes 5.919s, perpetual maturity (Spain)			105,000	99,488

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			135,000	143,775

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			20,000	19,225

CIT Group, Inc. company guaranty sr. notes 5s, 2023			65,000	63,538

CIT Group, Inc. sr. unsec. notes 5s, 2022			100,000	99,000

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			80,000	85,400

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018			75,000	80,813

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			135,000	152,550

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			185,000	199,338

Citigroup, Inc. unsec. sub. notes 4 3/4s, 2019		EUR	40,000	54,024

CNG Holdings, Inc./OH 144A sr. notes 9 3/8s, 2020			$125,000	115,625

CNO Financial Group, Inc. 144A company guaranty sr. notes 6 3/8s, 2020			65,000	69,550

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			110,000	95,700

Dresdner Funding Trust I 144A bonds 8.151s, 2031			240,000	247,200

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			175,000	187,250

HBOS Capital Funding LP 144A bank guaranty jr. unsec. sub. FRB bonds 6.071s, perpetual maturity (Jersey)			75,000	74,719

HBOS PLC 144A sr. unsec. sub. notes 6 3/4s, 2018 (United Kingdom)			135,000	152,762

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)			60,000	58,630

Hockey Merger Sub 2, Inc. 144A sr. unsec. notes 7 7/8s, 2021			130,000	134,388

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018			125,000	130,469

Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A unsec. sub. notes 6s, 2020			75,000	76,969

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			80,000	87,800

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			60,000	61,650

International Lease Finance Corp. sr. unsec. unsub. notes 4 5/8s, 2021			40,000	38,900

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			70,000	76,650

iStar Financial, Inc. sr. unsec. unsub. notes Ser. B, 9s, 2017(R)			85,000	99,025

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. FRN notes 7s, 2037			30,000	31,200

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			75,000	80,250

Lloyds Bank PLC jr. sub. FRN notes Ser. EMTN, 13s, perpetual maturity (United Kingdom)		GBP	100,000	257,161

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			$50,000	53,625

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			125,000	129,375

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)			85,000	88,188

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 9 5/8s, 2019			50,000	56,250

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2020			100,000	103,750

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			85,000	80,750

Nationstar Mortgage, LLC/Nationstar Capital Corp. FRN notes 6 1/2s, 2018			40,000	40,500

Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 144A sr. notes 5 7/8s, 2022			75,000	76,875

Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 144A sr. notes 5 5/8s, 2020			50,000	52,500

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/2s, 2020			85,000	83,513

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/8s, 2017			160,000	158,800

Onex USI Acquisition Corp. 144A sr. unsec. notes 7 3/4s, 2021			120,000	122,700

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			75,000	80,625

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			115,000	115,575

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			120,000	122,400

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/8s, 2019			60,000	66,150

Residential Capital, LLC company guaranty jr. notes 9 5/8s, 2015 (In default)(NON)			102,787	111,010

Royal Bank of Scotland Group PLC jr. sub. FRN notes Ser. U, 7.64s, perpetual maturity (United Kingdom)			100,000	95,750

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB bonds 7.648s, perpetual maturity (United Kingdom)			265,000	274,938

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018			290,000	337,850

Springleaf Finance Corp. sr. unsec. notes Ser. MTN, 6.9s, 2017			295,000	318,600

Springleaf Finance Corp. 144A sr. unsec. notes 7 3/4s, 2021			30,000	32,100

Springleaf Finance Corp. 144A sr. unsec. notes 6s, 2020			85,000	83,725

Stearns Holdings, Inc. 144A bank guaranty sr. unsec. FRN notes 9 3/8s, 2020			135,000	139,388

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018			50,000	53,250

				6,735,088
Health care (3.4%)

Acadia Healthcare Co., Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			60,000	61,950

AmSurg Corp. company guaranty sr. unsec. unsub. notes 5 5/8s, 2020			135,000	140,400

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. company guaranty sr. unsec. notes 7 3/4s, 2019			95,000	102,125

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 144A company guaranty sr. unsec. notes 6s, 2021			105,000	107,625

Biomet, Inc. company guaranty sr. unsec. sub. notes 6 1/2s, 2020			85,000	88,400

Biomet, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			130,000	137,800

Capella Healthcare, Inc. company guaranty sr. unsec. notes 9 1/4s, 2017			130,000	139,425

Capsugel FinanceCo SCA 144A company guaranty sr. unsec. notes 9 7/8s, 2019		EUR	100,000	151,957

Capsugel SA 144A sr. unsec. notes 7s, 2019 (Luxembourg)(PIK)			$95,000	96,663

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			185,000	192,400

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8s, 2019			40,000	43,500

Envision Healthcare Corp. company guaranty sr. unsec. notes 8 1/8s, 2019			100,000	108,375

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			95,000	102,600

HCA, Inc. company guaranty sr. notes 8 1/2s, 2019			215,000	229,781

HCA, Inc. sr. notes 6 1/2s, 2020			430,000	474,553

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			30,000	33,375

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			190,000	203,775

Healthcare Technology Intermediate, Inc. 144A sr. unsec. notes 7 3/8s, 2018(PIK)			50,000	51,500

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			100,000	105,750

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020			50,000	52,625

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)			50,000	52,813

Jaguar Holding Co.II/ Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			80,000	89,800

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			180,000	206,550

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty sr. unsec. notes 12 1/2s, 2019			65,000	72,150

LifePoint Hospitals, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2021			30,000	30,113

MPH Intermediate Holding Co. 2 144A sr. unsec. notes 8 3/8s, 2018(PIK)			60,000	62,400

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018			95,000	104,975

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			70,000	76,125

Par Pharmaceutical Cos., Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			150,000	157,500

Service Corp. International/US sr. notes 7s, 2019			50,000	53,500

Service Corp. International/US sr. notes 7s, 2017			65,000	72,963

Service Corp. International/US 144A sr. unsec. notes 5 3/8s, 2022			45,000	45,450

Stewart Enterprises, Inc. company guaranty sr. unsec. notes 6 1/2s, 2019			85,000	90,100

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017			80,000	82,666

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			85,000	89,250

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			55,000	52,525

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			225,000	246,375

Tenet Healthcare Corp. 144A company guaranty sr. notes 4 3/8s, 2021			95,000	89,300

Tenet Healthcare Corp. 144A sr. notes 6s, 2020			60,000	62,700

United Surgical Partners International, Inc. company guaranty sr. unsec. unsub. notes 9s, 2020			80,000	89,600

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			20,000	21,450

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			45,000	48,263

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020			150,000	158,250

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			120,000	128,250

Valeant Pharmaceuticals International 144A sr. unsec. notes 6 3/4s, 2018			125,000	137,656

WellCare Health Plans, Inc. sr. unsec. notes 5 3/4s, 2020			160,000	164,400

				5,109,703
Technology (1.9%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			75,000	77,906

Alcatel-Lucent USA, Inc. sr. unsec. unsub. notes 6.45s, 2029			25,000	21,625

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			65,000	58,825

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			235,000	228,538

Epicor Software Corp. company guaranty sr. unsec. notes 8 5/8s, 2019			100,000	108,750

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			285,000	334,163

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			225,000	238,781

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			80,000	85,600

First Data Corp. 144A company guaranty sr. unsec. notes 11 1/4s, 2021			80,000	88,000

First Data Corp. 144A company guaranty sr. unsec. sub. notes 11 3/4s, 2021			180,000	186,750

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			84,000	95,340

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022			120,000	121,200

Infor US, Inc. company guaranty sr. unsec. notes 9 3/8s, 2019			60,000	67,650

Infor US, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2018			55,000	63,525

Iron Mountain, Inc. company guaranty sr. sub. notes 7 3/4s, 2019			45,000	49,950

Iron Mountain, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023			105,000	107,100

Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021			14,000	15,120

Jazz Technologies, Inc. company guaranty sr. unsec. notes 8s, 2015			356,000	334,640

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			200,000	198,750

SunGard Data Systems, Inc. unsec. sub. notes 6 5/8s, 2019			70,000	73,063

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			95,000	103,313

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			120,000	131,100

				2,789,689
Transportation (0.5%)

Aguila 3 SA 144A company guaranty sr. notes 7 7/8s, 2018 (Luxembourg)			200,000	212,250

Air Medical Group Holdings, Inc. company guaranty sr. notes 9 1/4s, 2018			167,000	181,613

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)			100,000	107,500

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			125,000	139,219

United Continental Holdings, Inc. company guaranty sr. unsec. notes 6s, 2020			70,000	69,738

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			90,000	89,775

				800,095
Utilities and power (2.0%)

AES Corp. (VA) sr. unsec. notes 8s, 2020			55,000	64,350

AES Corp. (VA) sr. unsec. unsub. notes 8s, 2017			85,000	99,663

AES Corp. (VA) sr. unsec. unsub. notes 7 3/8s, 2021			145,000	163,850

AES Corp. (VA) sr. unsec. unsub. notes 4 7/8s, 2023			45,000	42,525

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020			138,000	151,110

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			30,000	30,825

Calpine Corp. 144A company guaranty sr. notes 5 7/8s, 2024			25,000	24,750

Colorado Interstate Gas Co., LLC debs. 6.85s, 2037			95,000	103,060

DPL, Inc. sr. unsec. notes 6 1/2s, 2016			155,000	167,400

Dynegy Holdings Escrow, LLC escrow bonds 7 3/4s, 2019			175,000	219

El Paso Corp. sr. unsec. notes Ser. GMTN, 7.8s, 2031			100,000	102,042

El Paso Natural Gas Co. debs. 8 5/8s, 2022			40,000	51,295

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020			172,000	182,750

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 12 1/4s, 2022			125,000	145,000

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A sr. notes 10s, 2020			293,000	310,580

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			107,000	121,980

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019			75,000	80,813

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022			35,000	39,375

EP Energy/EP Energy Finance, Inc. sr. unsec. notes 9 3/8s, 2020			155,000	177,863

EPE Holdings, LLC/EP Energy Bond Co., Inc. 144A sr. unsec. notes 8 1/8s, 2017(PIK)			67,788	71,516

GenOn Americas Generation, LLC sr. unsec. notes 9 1/8s, 2031			100,000	105,000

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			125,000	140,313

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			25,000	28,813

Kinder Morgan, Inc./DE 144A sr. notes 5s, 2021			60,000	60,000

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			325,000	362,375

Regency Energy Partners company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			75,000	73,688

Regency Energy Partners 144A company guaranty sr. unsec. notes 4 1/2s, 2023			95,000	86,925

Tennessee Gas Pipeline Co., LLC sr. unsec. unsub. debs. 7s, 2028			15,000	18,135

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020			60,000	43,950

				3,050,165

Total corporate bonds and notes (cost $57,021,625)				$59,746,371

CONVERTIBLE BONDS AND NOTES (33.7%)(a)
			Principal amount	Value

Basic materials (0.9%)

Cemex SAB de CV cv. unsec. sub. notes 4 7/8s, 2015 (Mexico)			$725,000	$835,109

U.S. Steel Corp. cv. sr. unsec. notes 4s, 2014			485,000	507,128

				1,342,237
Capital goods (1.9%)

Covanta Holding Corp. cv. sr. unsec. notes 3 1/4s, 2014			535,000	624,947

General Cable Corp. cv. unsec. sub. notes stepped-coupon 5s (2 1/4s, 11/15/19) 2029(STP)			595,000	633,303

Owens-Brockway Glass Container, Inc. 144A cv. company guaranty sr. unsec. notes 3s, 2015			655,000	677,516

Trinity Industries, Inc. cv. unsec. sub. notes 3 7/8s, 2036			685,000	888,359

				2,824,125
Communication services (0.9%)

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A cv. company guaranty sr. unsec. notes 8 1/4s, 2040			199,000	227,606

Level 3 Communications, Inc. cv. sr. unsec. unsub. notes 6 1/2s, 2016			690,000	1,118,663

Powerwave Technologies, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2027 (In default)(NON)			1,160,000	5,800

				1,352,069
Consumer cyclicals (7.8%)

Callaway Golf Co. cv. sr. unsec. bonds 3 3/4s, 2019			453,000	547,281

CBIZ, Inc. 144A cv. sr. sub. notes 4 7/8s, 2015			397,000	524,784

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			776,000	1,569,945

Forestar Group, Inc. cv. sr. unsec. unsub. notes 3 3/4s, 2020			412,000	454,766

Host Hotels & Resorts LP 144A cv. company guaranty sr. unsec. notes 2 1/2s, 2029(R)			295,000	425,722

Lennar Corp. 144A cv. sr. notes 2 3/4s, 2020			309,000	525,686

Liberty Interactive, LLC cv. sr. unsec. unsub. notes 3 1/2s, 2031			1,635,000	870,638

Liberty Interactive, LLC 144A cv. sr. unsec. notes 1s, 2043			405,000	417,656

Liberty Interactive, LLC 144A cv. sr. unsec. unsub. notes 3/4s, 2043			833,000	1,041,292

MGM Resorts International Co. cv. company guaranty sr. unsec. notes 4 1/4s, 2015			1,350,000	1,634,344

Priceline.com, Inc. cv. sr. unsec. unsub. notes 1s, 2018			320,000	449,200

Ryland Group, Inc. (The) cv. company guaranty sr. unsub. notes 1 5/8s, 2018			480,000	690,000

Standard Pacific Corp. cv. company guaranty sr. unsec. unsub. notes 1 1/4s, 2032			710,000	888,831

TRW Automotive, Inc. cv. company guaranty sr. unsec. notes 3 1/2s, 2015			195,000	515,897

XM Satellite Radio, Inc. 144A cv. company guaranty sr. unsec. sub. notes 7s, 2014			527,000	1,106,041

				11,662,083
Consumer staples (1.3%)

Hertz Global Holdings, Inc. cv. sr. unsec. notes 5 1/4s, 2014			64,000	188,200

Rite Aid Corp. cv. sr. unsec. unsub. notes 8 1/2s, 2015			345,000	823,688

Vector Group Ltd. cv. sr. unsec. FRN notes 2 1/2s, 2019			740,000	871,824

				1,883,712
Energy (3.7%)

Chesapeake Energy Corp. cv. company guaranty sr. unsec. notes 2 1/4s, 2038			2,230,000	2,090,625

Cobalt International Energy, Inc. cv. sr. unsec. unsub. notes 2 5/8s, 2019			375,000	376,172

Energy XXI Bermuda, Ltd. 144A cv. sr. unsec. notes 3s, 2018			316,000	311,671

Goodrich Petroleum Corp. cv. company guaranty sr. unsub. notes 5s, 2032			714,000	745,238

Hornbeck Offshore Services, Inc. cv. company guaranty sr. unsec. notes 1 1/2s, 2019			492,000	594,705

SEACOR Holdings, Inc. 144A cv. sr. unsec. notes 3s, 2028			621,000	624,105

Trico Marine Services, Inc. cv. sr. unsec. debs. 3s, 2027 (In default)(NON)			500,000	9,375

Vantage Drilling Co. cv. sr. unsec. unsub. notes 7 7/8s, 2042			615,000	727,238

				5,479,129
Financials (4.7%)

Ares Capital Corp. cv. sr. unsec. notes 5 3/4s, 2016			935,000	1,015,317

Blackstone Mortgage Trust, Inc. cv. sr. unsec. unsub. notes 5 1/4s, 2018(R)			626,000	638,520

DFC Global Corp. cv. sr. unsec. unsub. notes 3 1/4s, 2017			175,000	155,785

Forest City Enterprises, Inc. cv. sr. unsec. notes 4 1/4s, 2018			816,000	915,960

Hercules Technology Growth Capital, Inc. cv. sr. unsec. notes 6s, 2016			453,000	657,983

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			330,000	426,731

Morgans Hotel Group Co. cv. sr. sub. notes 2 3/8s, 2014(R)			436,000	420,740

PHH Corp. cv. sr. unsec. notes 4s, 2014			760,000	816,050

Radian Group, Inc. cv. sr. unsec. unsub. notes 3s, 2017			430,000	615,169

Starwood Property Trust, Inc. cv. sr. unsec. unsub. notes 4s, 2019(R)			386,000	426,289

Walter Investment Management Corp. cv. sr. unsec. sub. notes 4 1/2s, 2019			835,000	865,791

				6,954,335
Health care (4.1%)

Accuray, Inc. cv. sr. unsec. notes 3 3/4s, 2016			694,000	749,520

Alere, Inc. cv. sr. unsec. sub. notes 3s, 2016			430,000	473,000

Brookdale Senior Living, Inc. cv. sr. unsec. unsub. notes 2 3/4s, 2018			355,000	438,647

China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4s, 2014 (China) (In default)(F)(NON)			763,000	61,040

China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6 1/4s, 2016 (China) (In default)(F)(NON)			445,000	31,150

Cubist Pharmaceuticals, Inc. 144A cv. sr. unsec. notes 1 1/8s, 2018			270,000	305,100

Gilead Sciences, Inc. cv. sr. unsec. notes 1 5/8s, 2016			150,000	493,095

HealthSouth Corp. cv. sr. unsec. sub. notes 2s, 2043			1,114,000	1,235,203

Hologic, Inc. cv. sr. unsec. unsub. notes stepped-coupon 2s (zero %, 3/1/18) 2042(STP)			1,075,000	1,097,844

Medidata Solutions, Inc. 144A cv. sr. unsec. notes 1s, 2018			370,000	467,588

Teleflex, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2017			490,000	806,663

				6,158,850
Technology (8.4%)

Advanced Micro Devices, Inc. cv. sr. unsec. notes 6s, 2015			794,000	829,730

Blucora, Inc. 144A cv. sr. unsec. unsub. notes 4 1/4s, 2019			425,000	629,531

Ciena, Inc. cv. sr. unsec. notes 4s, 2020 (acquired 8/23/13, cost $666,730)(RES)			488,000	689,300

Micron Technology, Inc. 144A cv. sr. unsec. notes 1 5/8s, 2033			1,875,000	3,725,391

Novellus Systems, Inc. cv. sr. unsec. notes 2 5/8s, 2041			260,000	415,838

ON Semiconductor Corp. cv. company guaranty sr. unsec. sub. notes Ser. B, 2 5/8s, 2026			727,000	767,894

Safeguard Scientifics, Inc. cv. sr. unsec. bonds 5 1/4s, 2018			1,485,000	1,783,856

Salesforce.com, Inc. 144A cv. sr. unsec. unsub. notes 1/4s, 2018			385,000	407,378

SanDisk Corp. cv. sr. unsec. notes 1 1/2s, 2017			640,000	916,400

TeleCommunication Systems, Inc. cv. sr. unsec. notes 7 3/4s, 2018			1,490,000	1,456,475

Vishay Intertechnology, Inc. 144A cv. sr. unsec. notes 2 1/4s, 2041			745,000	632,784

Xilinx, Inc. cv. sr. unsec. notes 2 5/8s, 2017			255,000	397,322

				12,651,899

Total convertible bonds and notes (cost $45,179,500)				$50,308,439

CONVERTIBLE PREFERRED STOCKS (20.8%)(a)
			Shares	Value

Basic materials (1.6%)

ArcelorMittal Ser. MTUS, $1.50 cv. pfd. (France)			39,735	$1,008,872

Smurfit-Stone Container Corp. (Escrow) zero % cv. pfd.(F)			65,720	657

Weyerhaeuser Co. Ser. A, $3.188 cv. pfd.(R)			26,055	1,428,140

				2,437,669
Capital goods (1.4%)

United Technologies Corp. $3.75 cv. pfd.			31,820	2,079,755

				2,079,755
Communication services (1.8%)

Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd.			28,570	1,332,505

Crown Castle International Corp. Ser. A, $2.25 cv. pfd.(NON)			10,509	1,054,683

Iridium Communications, Inc. 144A $7.00 cv. pfd.			4,095	372,133

				2,759,321
Consumer cyclicals (1.4%)

FelCor Lodging Trust, Inc. Ser. A, $0.488 cum. cv. pfd.(R)			45,325	1,051,540

Stanley Black & Decker, Inc. $6.25 cv. pfd.(NON)			4,436	452,472

Stanley Black & Decker, Inc. $4.75 cv. pfd.			4,483	558,414

				2,062,426
Consumer staples (0.5%)

Post Holdings, Inc. 144A $3.75 cv. pfd.			5,894	713,940

				713,940
Energy (2.0%)

Chesapeake Energy Corp. 144A 5.75% cv. pfd.			1,848	2,118,270

Halcon Resources Corp. Ser. A, 5.75% cv. pfd.			1,058	929,379

				3,047,649
Financials (7.4%)

Alexandria Real Estate Equities, Inc. Ser. D, $1.75 cv. pfd.(R)			28,010	703,751

AMG Capital Trust II $2.575 cv. pfd.			27,810	1,689,458

Bank of America Corp. Ser. L, 7.25% cv. pfd.			2,653	2,851,975

EPR Properties Ser. C, $1.44 cv. pfd.			44,170	921,360

Health Care REIT, Inc. Ser. I, $3.25 cv. pfd.(R)			14,532	783,365

Maiden Holdings, Ltd. Ser. B, $3.625 cv. pfd. (Bermuda)(NON)			12,555	632,395

MetLife, Inc. $3.75 cv. pfd.			29,905	917,186

OFG Bancorp Ser. C, 8.75% cv. pfd. (Puerto Rico)			620	1,029,200

Wells Fargo & Co. Ser. L, 7.50% cv. pfd.			1,290	1,450,444

				10,979,134
Technology (0.6%)

Lucent Technologies Capital Trust I 7.75% cv. pfd.			507	512,070

Unisys Corp. Ser. A, 6.25% cv. pfd.			4,588	340,659

				852,729
Transportation (1.9%)

Continental Financial Trust II $3.00 cv. pfd.			18,090	864,928

Genesee & Wyoming, Inc. $5.00 cv. pfd.			5,938	774,315

Swift Mandatory Common Exchange Security Trust 144A 6.00% cv. pfd.			62,565	1,188,460

				2,827,703
Utilities and power (2.2%)

AES Trust III $3.375 cv. pfd.			18,460	929,347

Dominion Resources, Inc. Ser. A, $3.063 cv. pfd.			14,127	774,725

El Paso Energy Capital Trust I $2.375 cv. pfd.			1,069	60,298

NextEra Energy, Inc. $2.799 cv. pfd.			11,775	671,175

PPL Corp. $4.375 cv. pfd.			15,170	802,948

				3,238,493

Total convertible preferred stocks (cost $27,258,862)				$30,998,819

UNITS (0.9%)(a)
			Units	Value

Ashland, Inc. cv. jr. unsec. sub. debs. units 6 1/2s, 2029			1,540,000	$1,293,600

Total Units (cost $1,273,236)				$1,293,600

COMMON STOCKS (0.7%)(a)
			Shares	Value

American Axle & Manufacturing Holdings, Inc.(NON)			3,645	$72,900

Calpine Corp.(NON)			4,660	88,121

CIT Group, Inc.			936	47,249

DISH Network Corp. Class A			1,525	82,594

Elizabeth Arden, Inc.(NON)			1,945	76,886

General Motors Co.(NON)			2,545	98,568

Gulfport Energy Corp.(NON)			1,122	65,558

Halcon Resources Corp.(NON)			3,648	14,628

Harry & David Holdings, Inc.(NON)			105	13,020

Huntsman Corp.			3,375	77,389

Jarden Corp.(NON)			1,460	82,110

Kodiak Oil & Gas Corp.(NON)			11,230	127,348

LyondellBasell Industries NV Class A			855	65,989

Trump Entertainment Resorts, Inc.(NON)			152	304

Vantage Drilling Co.(NON)			36,191	67,677

Total common stocks (cost $952,199)				$980,341

PREFERRED STOCKS (0.3%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			146	$140,301

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			6,800	182,512

M/I Homes, Inc. $2.438 pfd.			2,305	59,354

Total preferred stocks (cost $343,484)				$382,167

SENIOR LOANS (—%)(a)(c)
			Principal amount	Value

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.488s, 2018			$50,000	$47,438

Total senior loans (cost $45,027)				$47,438

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	$1.70	168,777	$1

Total warrants (cost $33,755)				$1

SHORT-TERM INVESTMENTS (2.9%)(a)
			Shares	Value

Putnam Short Term Investment Fund 0.08%(AFF)			4,310,777	$4,310,777

Total short-term investments (cost $4,310,777)				$4,310,777

TOTAL INVESTMENTS

Total investments (cost $136,418,465)(b)				$148,067,953

FORWARD CURRENCY CONTRACTS at 11/30/13 (aggregate face value $1,326,600) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Canadian Dollar	Sell	1/16/14	$32,903	$33,827	$924
Barclays Bank PLC
	British Pound	Sell	12/18/13	244,438	232,290	(12,148)
Credit Suisse International
	Euro	Sell	12/18/13	81,392	78,914	(2,478)
Deutsche Bank AG
	Euro	Sell	12/18/13	10,055	4,148	(5,907)
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	1/16/14	38,544	39,658	1,114
State Street Bank and Trust Co.
	Canadian Dollar	Sell	1/16/14	145,713	149,902	4,189
	Euro	Buy	12/18/13	208,439	208,236	203
WestPac Banking Corp.
	Canadian Dollar	Sell	1/16/14	69,660	71,663	2,003
	Euro	Sell	12/18/13	523,950	507,962	(15,988)

Total						$(28,088)

Key to holding's currency abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD / $	United States Dollar
Key to holding's abbreviations
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GMTN	Global Medium Term Notes
MTN	Medium Term Notes

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2013 through November 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $149,313,350.
(b)	The aggregate identified cost on a tax basis is $136,246,393, resulting in gross unrealized appreciation and depreciation of $15,624,250 and $3,802,690, respectively, or net unrealized appreciation of $11,821,560.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $689,300, or 0.5% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Short Term Investment Fund *	$2,095,391	$9,269,123	$7,053,737	$394	$4,310,777
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $484,113 to cover certain derivatives contracts and the settlement of certain securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $34,518 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Basic materials	$143,378	$—	$—
Capital goods	72,900	—	—
Communication services	82,594	—	—
Consumer cyclicals	180,678	304	—
Consumer staples	76,886	13,020	—
Energy	275,211	—	—
Financials	47,249	—	—
Utilities and power	88,121	—	—
Total common stocks	967,017	13,324	—
Convertible bonds and notes	—	50,216,249	92,190
Convertible preferred stocks	3,819,022	27,179,140	657
Corporate bonds and notes	—	59,746,371	—
Preferred stocks	182,512	199,655	—
Senior loans	—	47,438	—
Units	—	1,293,600	—
Warrants	—	1	—
Short-term investments	4,310,777	—	—

Totals by level	$9,279,328	$138,695,778	$92,847

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(28,088)	$—

Totals by level	$—	$(28,088)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$8,433	$36,521
Equity contracts	1	—

Total	$8,434	$36,521

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Forward currency contracts (contract amount)	$1,600,000
Warrants (number of warrants)	168,777

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Income Securities Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 28, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 28, 2014